Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of related party

The table below sets forth the major related party and their relationships with the Company as of December 31, 2021:

Name of related party	Relationship with the Group
Wang Xueji and other four individuals	Registered Shareholders